FINANCIAL INSTRUMENTS (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Amortized cost
Trade receivables - net	$ 1,885	$ 14,704	$ 24,991
Deposit and other receivables		38,888	53,689
Amount due to a director	437	3,407	3,168
Loan from a former related company	19	150	150
Dividend payables			6,444
Lease liabilities			843
Categories Of Financial Instruments [Member]
Amortized cost
Trade receivables - net		14,704	24,991
Deposit and other receivables		638	665
Bank balance – client accounts		54,503	60,240
Bank balances and cash		6,084	4,282
Financial assets		75,929	90,178
Trade payables		55,829	61,667
Other payables		1,756	1,316
Amount due to a director		3,407	3,168
Loan from a former related company		150	150
Dividend payables			6,444
Lease liabilities			843
Financial liabilities		$ 61,142	$ 73,588